Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade accounts receivable
Total trade accounts receivable	$ 2,483	$ 3,645
Customer contract liabilities - current	28	83
Total customer contract liabilities	28	83
Deferred revenue
Total deferred revenue	15	5
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	5	0
Semiconductors Segment
Trade accounts receivable
Total trade accounts receivable	2,483	3,645
Deferred revenue
Total deferred revenue	$ 15	$ 5